FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 19,555	$ 15,798
Financial liabilities	(100,015)	(80,371)
At fair value | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	2,007	1,787
Financial liabilities	(3,003)	(1,911)
At fair value | Level 2 | Accounts payable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(3,003)	(1,859)
At fair value | Level 2 | Accounts payable | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(3,003)
At fair value | Level 2 | Subsidiary equity obligations
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities		(52)
At fair value | Level 2 | Subsidiary equity obligations | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	0
At fair value | Level 2 | Other financial assets | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	852
At fair value | Level 2 | Fixed income securities and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	233	178
At fair value | Level 2 | Common shares and warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	0	0
At fair value | Level 2 | Accounts receivable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets		1,342
At fair value | Level 2 | Accounts receivable | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	1,155
At fair value | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	869	1,739	$ 1,691
Financial liabilities	(2,263)	(1,449)	$ (1,261)
At fair value | Level 3 | Accounts payable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(704)	(62)
At fair value | Level 3 | Accounts payable | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(704)
At fair value | Level 3 | Subsidiary equity obligations
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities		(1,387)
At fair value | Level 3 | Subsidiary equity obligations | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(1,559)
At fair value | Level 3 | Fixed income securities and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets		291
At fair value | Level 3 | Fixed income securities and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	409
At fair value | Level 3 | Common shares and warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets		1,273
At fair value | Level 3 | Common shares and warrants | Black-Scholes model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	246
At fair value | Level 3 | Accounts receivable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets		$ 157
At fair value | Level 3 | Accounts receivable | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 213